UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):  	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			16th Floor
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		November 12, 2002

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		46
Form 13F Information Table Value Total:		$194,497

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Amgen Inc                     COMMON     031162100      2179   52258 SH        SOLE           52258
Anthem Inc                    COMMON     03674B104      3026   46547 SH        SOLE           46547
Barrick Gold Corp             COMMON     067901108      1652  105885 SH        SOLE          105885
Baxter Intl Inc               COMMON     071813109      3395  111141 SH        SOLE          111141
Bowater Inc                   COMMON     102183100       896   25376 SH        SOLE           25376
Canadian Nat Res Ltd          COMMON     136385101       298    9376 SH        SOLE            9376
Carnival Corp                 COMMON     143658102       301   12000 SH      DEFINED   01     12000
Cendant Corp                  COMMON     151313103      1704  158333 SH        SOLE          158333
Ciena Corp                    COMMON     171779101        36   12245 SH        SOLE           12245
Comcast Corp                 CL A SPL    200300200      9003  431600 SH      DEFINED   01    431600
ConocoPhillips                COMMON     20825C104      6340  137100 SH        SOLE          137100
D R Horton Inc                COMMON     23331A109       851   45677 SH        SOLE           45677
Dean Foods Co                 COMMON     242370104       571   14352 SH        SOLE           14352
Devon Energy Corp             COMMON     25179M103      3836   79503 SH        SOLE           79503
Digene Corp                   COMMON     253752109      1580  200000 SH      DEFINED   01    200000
Dominion Res Inc              COMMON     25746U109      1481   29201 SH        SOLE           29201
Elan PLC                      RIGHTS     G29539148         1  137999 SH        SOLE          137999
Encana Corp                   COMMON     292505104      8907  294399 SH        SOLE          294399
Energy East Corp              COMMON     29266M109       587   29609 SH        SOLE           29609
Expedia Inc                    CL A      302125109     16208  320000 SH      DEFINED   01    320000
FirstEnergy Corp              COMMON     337932107       726   24298 SH        SOLE           24298
Genesis Microchip Inc         COMMON     37184C103       408   53211 SH        SOLE           53211
Hewlett Packard Co            COMMON     428236103      5354  458800 SH        SOLE          458800
Hispanic Broadcasting Cor      CL A      43357B104      5595  300000 SH      DEFINED   01    300000
Magna Intl Inc                 CL A      559222401      1139   20000 SH      DEFINED   01     20000
Mohawk Inds Inc               COMMON     608190104      1562   31464 SH        SOLE           31464
Monsanto Co                   COMMON     61166W101       461   30122 SH        SOLE           30122
Nabors Industries Ltd          SHS       G6359F103      1559   47614 SH        SOLE           47614
Networks Assocs Inc           COMMON     640938106      1055   99262 SH        SOLE           99262
Northrop Grumman Corp         COMMON     666807102      7024   56625 SH        SOLE           56625
Northrop Grumn Oct 110 Put    OPTION     666807102      3101   25000 SH  PUT DEFINED   01     25000
Pharmacia Corp                COMMON     71713U102     34564  889000 SH      DEFINED   01    889000
Philip Morris Cos Inc         COMMON     718154107      7760  200000 SH      DEFINED   01    200000
Price Communications Corp     COMMON     741437305     12430 1100000 SH      DEFINED   01   1100000
Prologis                    SH BEN INT   743410102       497   19939 SH        SOLE           19939
Sun Life Finl Svcs Cda In     COMMON     866796105      1705  104387 SH        SOLE          104387
Ticketmaster                   CL B      88633P203      6397  419500 SH      DEFINED   01    419500
Travelers Ppty Cas Corp        CL B      89420G406       913   67452 SH        SOLE           67452
TRW Inc                       COMMON     872649108     17565  300000 SH      DEFINED   01    300000
Tyson Foods Inc                CL A      902494103      3713  319274 SH        SOLE          319274
Unilab Corp                   COMMON     904763208      8388  400000 SH      DEFINED   01    400000
Union Pac Corp                COMMON     907818108       291    5032 SH        SOLE            5032
USA Interactive               COMMON     902984103      5605  289214 SH      DEFINED   01    289214
Valero Energy Corp            COMMON     91913Y100      1066   40278 SH        SOLE           40278
Wellpoint Health Network      COMMON     94973H108      1872   25542 SH        SOLE           25542
Yahoo Inc                     COMMON     984332106       895   93546 SH        SOLE           93546

                                                      194497